Supplement Dated May 7, 2014
To the Current Prospectus and Statement of Additional Information

ING GoldenSelect DVA Plus NY

Issued by ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ReliaStar Life Insurance Company of New York found in your prospectus and/or Statement of
Additional Information is deleted and replaced with the following:

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The
Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the
Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003,
ReliaStar of NY was a wholly owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut”).
Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company
(“ReliaStar”). ReliaStar is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock. Although we are a subsidiary of Voya,
Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ReliaStar of NY.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)		Voya International Index Portfolio (Class S)
ProFund VP Bull		Voya Large Cap Growth Portfolio (Class S)
ProFund VP Europe 30		Voya Limited Maturity Bond Portfolio (Class S)
ProFund VP Rising Rates Opportunity		Voya SmallCap Opportunities Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)

X.85326-14GW	Page 1 of 8		May 2014

Open Investment Portfolios - Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective. Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer
Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room
1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the
Investment Adviser: Fidelity Management & Research	composite yield on the securities comprising the S&P 500®
Company (“FMR”)	Index.
Subadviser: FMR Co., Inc. (“FMRC”) and other investment
advisers

Voya Global Resources Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities convertible
Investment Adviser: Voya Investments, LLC	into common stocks. It is anticipated that capital appreciation
Subadviser: Voya Investment Management Co. LLC	and investment income will both be major factors in achieving total return.
Voya High Yield Portfolio (Class S)	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the S&P
500® Index, while maintaining a market level of risk.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level
Investment Adviser: Voya Investments, LLC	of risk.
Subadviser: Voya Investment Management Co. LLC

X.85326-14GW	Page 2 of 8	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market
Investment Adviser: Voya Investments, LLC	level of risk.
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: Voya Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Subadviser: Voya Investment Management Co. LLC	anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted International
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio (Class S)	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio (Class S)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC and The London Company
of Virginia d/b/a The London Company

Voya Retirement Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of Voya Retirement Moderate
Subadviser: Voya Investment Management Co. LLC	Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of Voya Retirement Moderate
Subadviser: Voya Investment Management Co. LLC	Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Conservative Portfolio but less than that of Voya Retirement
Moderate Growth Portfolio.

X.85326-14GW	Page 3 of 8	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Russell™ Large Cap Growth Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Value Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Value Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Mid Cap Growth Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Midcap® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell 2000® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: Voya Investments, LLC	smaller market capitalizations.
Subadviser: Voya Investment Management Co. LLC

Voya U.S. Bond Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Barclays U.S. Aggregate Bond
Subadviser: Voya Investment Management Co. LLC	Index.

VY Baron Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

VY BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.
(Class S)

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC

VY BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

VY Clarion Global Real Estate Portfolio (Class S)	Seeks high total return consisting of capital appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: CBRE Clarion Securities LLC

X.85326-14GW	Page 4 of 8	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Clarion Real Estate Portfolio (Class S)	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: CBRE Clarion Securities LLC

VY Columbia Contrarian Core Portfolio (Class S)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Advisors, LLC

VY Columbia Small Cap Value II Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC

VY FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

VY Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.

VY Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC

VY Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)

Investment Adviser: Directed Services LLC

VY Invesco Comstock Portfolio (Class S)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio (Class S)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

X.85326-14GW	Page 5 of 8	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY JPMorgan Emerging Markets Equity Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long-term.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

VY MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company	opportunity for growth of capital and income.

VY MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

VY Morgan Stanley Global Franchise Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment Management Inc.

VY Oppenheimer Global Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio (Class S)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks long-term growth through investments in
stocks.

X.85326-14GW	Page 6 of 8	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY T. Rowe Price International Stock Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY Templeton Foreign Equity Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

VY Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Trustees of Voya Investors Trust approved proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY BlackRock Health Sciences Opportunities Portfolio (Class S)
VY BlackRock Large Cap Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio[1] (Class S)
VY Marsico Growth Portfolio (Class S)
VY MFS Utilities Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)
[1] This portfolio is closed to new investments and transfers.

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014 (the “Reorganization
Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging
Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is
then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

X.85326-14GW	Page 7 of 8	May 2014

NOTICE OF AND IMPORTANT INFORMATION REGARDING PROPOSED FUND SUBSTITUTION

The following information only affects you if you currently invest in the subaccount that corresponds to the
Fidelity® VIP Equity-Income Portfolio.

ReliaStar Life Insurance Company of New York (the "Company") and its Separate Account NY-B (the "Separate Account")
have filed an application with the Securities and Exchange Commission to permit the following "Replaced Fund" to be replaced with the following "Substitute Fund":

Replaced Fund	Substitute Fund
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya RussellTM Large Cap Value Index Portfolio
(Class S)

The principal purposes of the proposed substitution are as follows:

  Implement Business Plan. The substitution is another step in the Company’s overall business plan to help make the Contracts more attractive to customers and more efficient to administer and oversee. This plan involves providing funds available through the Contracts that meet certain performance, risk and pricing guidelines.
  Influence. The substitution will replace an unaffiliated fund with a fund that is advised and sub-advised by affiliates of the Company. The Substitute Fund will only be available through variable insurance products offered by the Company or their affiliated insurance companies. Consequently, the Board of the Substitute Fund has greater sensitivity to the needs of Contract Owners. The Company believes that the substitution will enable them to exercise more influence over the management and administration of the funds offered through their Contracts, thereby reducing costs and customer confusion.
  Reduction of Costs. The Substitute Fund, which is managed by affiliated investment advisers, will allow the Company to reduce costs by consolidating administration of the Substitute Fund with its other funds.
  Due Diligence. The substitution will allow the Company to respond to expense, performance and management matters that they have identified in their due diligence review of the funds available through the Contracts.

The following lists important information regarding the upcoming fund substitution:

  Prior to the fund substitution you will receive another prospectus supplement which will indicate the substitution effective date, provide you with further details about the Substitute Fund and reiterate your rights related to the substitution. You will also receive a summary prospectus for the Substitute Fund.
  Prior to the substitution effective date and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
  On the substitution effective date your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value. Your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
  Unless you provide us with alternative allocation instructions, after the substitution effective date all allocations directed to the subaccount that invested in the Replaced Fund will be automatically allocated to the subaccount that invests in the Substitute Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O.
  Box 9271, Des Moines, IA 50306-9271 or call (800) 366-0066.
  The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund will be provided to you prior to the substitution effective date.
  The investment objective and investment policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund along with information about the Substitute Fund's investment adviser/subadviser will be provided to you prior to the substitution effective date.
  After the substitution effective date, the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.
  You will not incur any fees or charges or any tax liability because of the substitution.

X.85326-14GW Page 8 of 8 May 2014

Supplement Dated May 7, 2014
To the Current Prospectus and Statement of Additional Information

ING GoldenSelect Empire PrimElite

Issued by ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.
If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ReliaStar Life Insurance Company of New York found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The
Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the
Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until
October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-Connecticut Life Insurance Company
(“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life
Insurance Company (“ReliaStar”). ReliaStar is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the
New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.
Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ReliaStar of NY.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-
based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in the investment portfolios listed below may leave their contract value in the investment.

Closed Investment Portfolios
Voya Growth and Income Portfolio (Class I)	Voya International Index Portfolio (Class S)

X.85326A-14GW	Page 1 of 6	May 2014

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.
You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street,
N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary investment
objective. Current income is a secondary objective.
Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Subadviser: ClearBridge Investments, LLC

Legg Mason Variable Lifestyle Allocation 50% Portfolio	Seeks balance of growth of capital and income.

Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Subadviser: Legg Mason Global Asset Allocation, LLC
(“LMGAA”)

Legg Mason Variable Lifestyle Allocation 70% Portfolio	Seeks long-term growth of capital.

Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Subadviser: Legg Mason Global Asset Allocation, LLC
(“LMGAA”)

Legg Mason Variable Lifestyle Allocation 85% Portfolio	Seeks capital appreciation.

Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Subadviser: Legg Mason Global Asset Allocation, LLC
(“LMGAA”)

Voya Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common
Investment Adviser: Voya Investments, LLC	stocks. It is anticipated that capital appreciation and investment
Subadviser: Voya Investment Management Co. LLC	income will both be major factors in achieving total return.

X.85326A-14GW	Page 2 of 6	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the S&P 500®
Index, while maintaining a market level of risk.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co., LLC

Voya Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of
Investment Adviser: Voya Investments, LLC	risk.
Subadviser: Voya Investment Management Co., LLC

Voya Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level
Investment Adviser: Voya Investments, LLC	of risk.
Subadviser: Voya Investment Management Co., LLC

Voya Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk. The
Portfolio seeks its objective through investments in a diversified
Investment Adviser: Voya Investments, LLC	portfolio consisting primarily of debt securities. It is anticipated
Subadviser: Voya Investment Management Co. LLC	that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of a widely accepted International Index.
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of Voya Retirement Moderate Growth
Subadviser: Voya Investment Management Co. LLC	Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of Voya Retirement Moderate Portfolio but less
Subadviser: Voya Investment Management Co. LLC	than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of Voya Retirement Conservative Portfolio but
Subadviser: Voya Investment Management Co. LLC	less than that of Voya Retirement Moderate Growth Portfolio.

X.85326A-14GW	Page 3 of 6	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

VY Clarion Real Estate Portfolio (Class S)	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: CBRE Clarion Securities LLC

VY Invesco Comstock Portfolio (Class S)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio (Class S)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company	opportunity for growth of capital and income.

VY Morgan Stanley Global Franchise Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment Management
Inc.

Western Asset Variable High Income Portfolio	Seeks to provide high current income as its primary objective and capital appreciation as its secondary objective.
Investment Adviser: Legg Mason Partners Fund Advisor,
LLC
Subadviser: Western Asset Management Company and
Western Asset Management Company Limited

X.85326A-14GW	Page 4 of 6	May 2014

IMPORTANT INFORMATION REGARDING AN UPCOMING FUND REORGANIZATION

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio”:

Merging Portfolio	Surviving Portfolio
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)

Subject to shareholder approval, the reorganization is expected to take place on or about July 18, 2014 (the
“Reorganization Date”), resulting in a shareholder of the Merging Portfolio becoming a shareholder of the Surviving
Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to the Merging Portfolio will be automatically allocated to the Surviving Portfolio. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolio are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

NOTICE OF AND IMPORTANT INFORMATION REGARDING PROPOSED FUND SUBSTITUTION

The following information only affects you if you currently invest in the subaccount that corresponds to the
ClearBridge Variable Large Cap Value Portfolio.

ReliaStar Life Insurance Company of New York (the "Company") and its Variable Annuity Account NY-B (the "Separate
Account") have filed an application with the Securities and Exchange Commission to permit the following "Replaced
Fund" to be replaced with the following "Substitute Fund":

Replaced Fund	Substitute Fund
Voya RussellTM Large Cap Value Index Portfolio
ClearBridge Variable Large Cap Value Portfolio	(Class I)

In connection with the substitution, the Voya RussellTM Large Cap Value Index Portfolio (Class I) will be added as an available investment option.

The principal purposes of the proposed substitution are as follows:

  Implement Business Plan. The substitution is another step in the Company’s overall business plan to help make the Contracts more attractive to customers and more efficient to administer and oversee. This plan involves providing funds available through the Contracts that meet certain performance, risk and pricing guidelines.
  Influence. The substitution will replace an unaffiliated fund with a fund that is advised and sub-advised by affiliates of the Company. The Substitute Fund will only be available through variable insurance products offered by the Company or their affiliated insurance companies. Consequently, the Board of the Substitute Fund has greater sensitivity to the needs of Contract Owners. The Company believes that the substitution will enable them to exercise more influence over the management and administration of the funds offered through their Contracts, thereby reducing costs and customer confusion.
  Reduction of Costs. The Substitute Fund, which is managed by affiliated investment advisers, will allow the Company to reduce costs by consolidating administration of the Substitute Fund with its other funds.

X.85326A-14GW	Page 5 of 6	May 2014

  Due Diligence. The substitution will allow the Company to respond to expense, performance and management matters that they have identified in their due diligence review of the funds available through the Contracts.

The following lists important information regarding the upcoming fund substitution:

  Prior to the fund substitution you will receive another prospectus supplement which will indicate the substitution effective date, provide you with further details about the Substitute Fund and reiterate your rights related to the substitution. You will also receive a summary prospectus for the Substitute Fund.
  Prior to the substitution effective date and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
  On the substitution effective date your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value. Your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
  Unless you provide us with alternative allocation instructions, after the substitution effective date all allocations directed to the subaccount that invested in the Replaced Fund will be automatically allocated to the subaccount that invests in the Substitute Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O.
  Box 9271, Des Moines, IA 50306-9271 or call (800) 366-0066.
  The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund will be provided to you prior to the substitution effective date.
  The investment objective and investment policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund along with information about the Substitute Fund's investment adviser/subadviser will be provided to you prior to the substitution effective date.
  After the substitution effective date, the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.
  You will not incur any fees or charges or any tax liability because of the substitution.

X.85326A-14GW	Page 6 of 6	May 2014